Goodwill and intangible assets (Tables)	15 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets (in thousands) and related useful lives (in years) relate to the discontinued operations and are as follows:

		September 30, 2024
	Estimated Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Computer software	3 years	$288	$(238)	$—	$50
Domain/website	3 years	2	(1)	—	1
Customer list	5 years	10,816	(3,021)	(1,585)	6,210
Charter license	10 years	930	(190)	—	740
Total intangible assets		$12,036	$(3,450)	$(1,585)	$7,001

Schedule of goodwill

The change in the carrying amount of goodwill is summarized as follows:

	Year Ended September 30,
	2025	2024
Beginning balance	$—	$18,346
Disposals	—	(1,115)
Acquisitions	—	2,438
Impairment expense	—	$(19,669)
Total	$—	$—